Acquisitions and divestitures - Henan Longyu Energy Resources (Details) - Henan Longyu Energy Resources Co., Ltd. $ in Millions	Dec. 27, 2019 USD ($) item
Disclosure of detailed information about business combination [line items]
Percentage of total outstanding common shares disposed	25.00%
Number of coal mines the entity operates | item	2
Proceeds from sale of assets | $	$ 152